CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 354,950	¥ 1,439,733	¥ 513,621
Time deposits		32,524	38,520
Accounts receivable-trade, net of allowances of 5,484 and 4,426, respectively	89,416	148,540	337,048
Accounts receivable-other	305,851	411,278	428,278
Due from shareholder			8,266
Inventories	10,904	7,956	5,511
Prepaid expenses and other current assets	111,057	79,717
Total current assets	872,178	2,087,224	1,378,729
Property and equipment, net	330,692	235,930	168,955
Goodwill	535,246	150,720	78,282
Other intangible assets, net	91,036	97,615	77,638
Investments	53,020	500	14,044
Long-term accounts receivable-other, net of allowances of 125,939 and 131,759, respectively	115,247	116,942	106,208
Right-of-use asset - operating lease, net	1,709,722	1,578,828	1,829,968
Lease and guarantee deposits	784,796	710,636	769,104
Deferred tax assets, net	613,311	655,591	222,505
Deferred offering costs		0	57,509
Other assets	94,768	79,480	54,523
Total assets	5,200,016	5,713,466	4,757,465
Current liabilities:
Accounts payable	62,244	67,016	122,590
Accrued expenses	814,390	889,112	447,974
Current portion of long-term borrowings	181,884	242,281	371,570
Accrued income taxes	13,211	43,198	17,834
Contract liability (current)	92,988	172,063	201,559
Advances received	438,482	461,665	483,124
Short-term lease liability	702,685	658,320	704,024
Other current liabilities	141,550	118,933	115,573
Total current liabilities	2,447,434	2,652,588	2,262,689
Long-term borrowings - net of current portion	573,275	668,380	150,531
Deposit received	340,525	375,463	474,388
Long-term contract liability - net of current portion	297,523	333,978	465,077
Long-term lease liability - net of current portion	1,059,530	992,892	1,136,799
Asset retirement obligation	256,967	191,192	127,411
Other liabilities	18,693	7,716	5,589
Total liabilities	4,993,947	5,222,209
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDERS' EQUITY:
Treasury stock, at cost- 92,500 common shares at June 30, 2021 and December 31, 2020	(3,000)	(3,000)	(3,000)
Additional paid-in capital	1,210,907	1,018,146	713,267
Accumulated deficit	(2,225,072)	(1,703,302)	(705,309)
Total shareholders' equity	206,069	491,257	600,058
Total liabilities and shareholders' equity	5,200,016	5,713,466	4,757,465
Common stock
SHAREHOLDERS' EQUITY:
Common stock	1,223,134	1,179,313
Class A Common
SHAREHOLDERS' EQUITY:
Common stock	¥ 100	¥ 100	¥ 100